Financial instruments and risk management (Details 9) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial instruments and risk management
Financial liabilities, carrying amount	R$ 1,397,809	R$ 1,019,475
Bank credit lines
Financial instruments and risk management
Financial liabilities, carrying amount	54,786	58,595
Used Bank credit lines
Financial instruments and risk management
Financial liabilities, carrying amount	0	11,161
Not used Bank credit lines
Financial instruments and risk management
Financial liabilities, carrying amount	R$ 54,786	R$ 47,434